Net investment in finance and sales-type leases	12 Months Ended
Dec. 31, 2017
Flight Equipment, Net [Abstract]
Net investment in finance and sales-type leases
Net investment in finance and sales-type leases
Components of net investment in finance and sales-type leases as of December 31, 2017 and 2016 were as follows:

	As of December 31,
	2017	2016
Future minimum lease payments to be received	$865,456	$708,934
Estimated residual values of leased flight equipment (unguaranteed)	498,894	321,739
Less: Unearned income	(368,661)	(274,791)
	$995,689	$755,882
Less: Allowance for credit losses	—	—	(a)
	$995,689	$755,882

(a)
During the year ended December 31, 2016, we recognized a direct write-off for credit losses on four finance leases of $11.1 million, which was recorded in leasing expenses in our Consolidated Income Statement.

As of December 31, 2017, future minimum lease payments to be received on finance and sales-type leases were as follows:

Future minimum lease payments to be received
2018	$151,644
2019	137,789
2020	117,149
2021	103,243
2022	82,958
Thereafter	272,673
$865,456